Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of principal subsidiaries and consolidated VIEs'

As of December 31, 2024, the Company’s principal subsidiaries and the consolidated VIEs are as follows:

Name	Percentage of direct or indirect economic interest	Date of incorporation	Place of incorporation

Subsidiaries
FinVolution (HK) Limited (“FinVolution HK”)	100%	June 12, 2012	Hong Kong, China
Bluebottle Limited	100%	December 12, 2017	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper”)	100%	August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian”)	100%	June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”)	100%	June 15, 2017	Shanghai, China
Shanghai Manyin Information Technology Co., Ltd. (“Shanghai Manyin”)	100%	February 12, 2018	Shanghai, China
PT Pembiayaan Digital Indonesia	80%	June 5, 2018	Jakarta, Indonesia
Hainan Shanghu Information Technology Co., Ltd. (“Hainan Shanghu”)	100%	August 1, 2018	Hainan, China
Consolidated VIEs
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100%*	June 15, 2012	Beijing, China
Shanghai Zihe Information Technology Group Co., Ltd. (“Shanghai Zihe”)	100%*	July 6, 2017	Shanghai, China
Shanghai Ledao Technology Co., Ltd. (“Shanghai Ledao”)	100%*	January 10, 2019	Shanghai, China
Consolidated VIEs’ principal subsidiaries
Shanghai PPDai Financial Information Services Co., Ltd. (“Shanghai PPDai”)	100%*	January 18, 2011	Shanghai, China
Hefei PPDai Information Technology Co., Ltd.	100%*	December 19, 2016	Anhui, China
Shanghai Erxu Information Technology Co., Ltd. (“Shanghai Erxu”)	100%*	April 28, 2018	Shanghai, China
Fujian Zhiyun Financing Guarantee Co., Ltd. (“Fujian Zhiyun”)	100%*	November 21, 2019	Fujian, China

*	Have power to direct activities via contractual relationships